Adviser Class Prospectus Supplement

September 23, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated September 23, 2005 to the Adviser Class Prospectus dated January 31, 2005 of:

EQUITY PORTFOLIOS

Equity Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

High Yield Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIO

Balanced Portfolio

The last paragraph in the section of the Prospectus titled “Redeeming Shares” is hereby deleted and replaced with the following:

Shares of a Portfolio redeemed within seven days (30 days with respect to the High Yield and U.S. Small Cap Value Portfolios) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

Please retain this supplement for future reference.

LIT SPT ADV 09/05

Institutional Class Prospectus Supplement

September 23, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated September 23, 2005 to the Institutional Class Prospectus dated January 31, 2005 of:

EQUITY PORTFOLIOS

Equity Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Limited Duration Portfolio

Municipal Portfolio

Targeted Duration Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIO

Balanced Portfolio

The last paragraph in the section of the Prospectus titled “Redeeming Shares” is hereby deleted and replaced with the following:

Shares of a Portfolio redeemed within seven days (30 days with respect to the High Yield, International Fixed Income and U.S. Small Cap Value Portfolios) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

Please retain this supplement for future reference.

LIT SPT INST 09/05

Investment Class Prospectus Supplement

September 23, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated September 23, 2005 to the Investment Class Prospectus dated January 31, 2005 of:

EQUITY PORTFOLIOS

Equity Portfolio

U.S. Mid Cap Value Portfolio

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

High Yield Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIO

Balanced Portfolio

The last paragraph in the section of the Prospectus titled “Redeeming Shares” is hereby deleted and replaced with the following:

Shares of a Portfolio redeemed within seven days (30 days with respect to the High Yield Portfolio) of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

Please retain this supplement for future reference.

LIT SPT INV 09/05

Stable Value Investment Class Prospectus Supplement

September 23, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated September 23, 2005 to the Stable Value Investment Class Prospectus dated January 31, 2005 of:

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

Targeted Duration Portfolio

The last paragraph in the section of the Prospectus titled “Redeeming Shares,” which is not applicable to beneficial owners of the Morgan Stanley Stable Value Fund, is hereby deleted and replaced with the following:

Shares of a Portfolio redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

Please retain this supplement for future reference.

LIT SPT SVI 09/05